Finance income and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2023
Disclosure of Finance Income [Abstract]
Finance income and fair value change in derivative instruments
33.
Finance income and fair value change in derivative instruments

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	1,563	1,385	2,010	24
- on loan given to third party	—	40	—	—
- on safeguard duty recoverable	114	138	132	2
- others	212	238	34	0

Gain on fair value changes on derivative instruments (other than hedge instruments)	—	212	139	2
Unwinding of contract assets (refer Note 60)	—	—	154	2
Unwinding of financial assets (refer Note 38)	—	—	441	5
Gain on settlement of financial liabilities	1,465	—	—	—
Total	3,354	2,013	2,910	35